FINANCIAL INSTRUMENTS (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2017 NOK Rate	Jun. 30, 2017 USD ($) Rate	Dec. 31, 2016 NOK	Dec. 31, 2016 USD ($)	Oct. 05, 2016 USD ($)	Mar. 19, 2014 NOK	Oct. 19, 2012 NOK
Derivative, Fair value [Abstract]
Total derivative instruments - short-term assets		$ 79		$ 110
Total derivative instruments - long-term assets		4,652		6,042
Total derivative instruments - short-term liabilities		39,366		39,309
Total derivative instruments - long-term liabilities		55,709		61,456
Interest rate swaps [Abstract]
Notional principal		$ 1,200,000		1,000,000
NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Interest rate swaps [Abstract]
Principle debt amount | NOK	NOK 146,000,000		NOK 565,000,000				NOK 600,000,000
NOK 900 million senior unsecured floating rate bonds due 2019 [Member]
Interest rate swaps [Abstract]
Principle debt amount | NOK	NOK 758,000,000		NOK 758,000,000			NOK 900,000,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Interest rate swaps [Abstract]
Principle debt amount					$ 225,000
Debt Instrument, Interest Rate, Stated Percentage	5.75%	5.75%			5.75%
Designated as Hedging Instrument [Member] | NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Interest rate swaps [Abstract]
Inception date	Oct. 19, 2012
Maturity date	Oct. 19, 2017
Notional principal		$ 105,400
Designated as Hedging Instrument [Member] | NOK 900 million senior unsecured floating rate bonds due 2019 [Member]
Interest rate swaps [Abstract]
Inception date	Mar. 05, 2014
Maturity date	Mar. 19, 2019
Notional principal		151,000
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative, Fair value [Abstract]
Total derivative instruments - short-term assets		79		110
Total derivative instruments - long-term assets		3,809		4,540
Total derivative instruments - short-term liabilities		0		0
Total derivative instruments - long-term liabilities		9,115		10,134
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract [Member]
Derivative, Fair value [Abstract]
Total derivative instruments - short-term liabilities		13,396		37,101
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Swap [Member]
Derivative, Fair value [Abstract]
Total derivative instruments - long-term liabilities		37,605		41,716
Designated as Hedging Instrument [Member] | Interest Rate Swap 3 [Member]
Interest rate swaps [Abstract]
Inception date	Mar. 31, 2008
Maturity date	Aug. 31, 2018
Notional principal		27,155
Notional principal, at maturity		24,794
Designated as Hedging Instrument [Member] | Interest Rate Swap 4 [Member]
Interest rate swaps [Abstract]
Inception date	Apr. 30, 2011
Maturity date	Dec. 31, 2018
Notional principal		28,279
Notional principal, at maturity		$ 23,394
Fixed Interest Rate | Rate	2.13%	2.13%
Designated as Hedging Instrument [Member] | Interest Rate Swap 5 [Member]
Interest rate swaps [Abstract]
Inception date	May 31, 2011
Maturity date	Jan. 31, 2019
Notional principal		$ 41,929
Notional principal, at maturity		$ 34,044
Fixed Interest Rate | Rate	0.80%	0.80%
Designated as Hedging Instrument [Member] | Interest Rate Swap 6 [Member]
Interest rate swaps [Abstract]
Inception date	Aug. 31, 2011
Maturity date	Aug. 31, 2021
Notional principal		$ 100,000
Notional principal, at maturity		$ 100,000
Fixed Interest Rate | Rate	2.50%	2.50%
Designated as Hedging Instrument [Member] | Interest Rate Swap 8 [Member]
Interest rate swaps [Abstract]
Inception date	May 31, 2012
Maturity date	Aug. 31, 2022
Notional principal		$ 139,533
Notional principal, at maturity		$ 79,733
Fixed Interest Rate | Rate	1.76%	1.76%
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract Two [Member]
Interest rate swaps [Abstract]
Inception date	Oct. 31, 2012
Maturity date	Oct. 31, 2017
Notional principal		$ 105,436
Notional principal, at maturity		$ 600,000,000
Fixed Interest Rate | Rate	5.92%	5.92%
Designated as Hedging Instrument [Member] | Interest Rate Swap 10 [Member]
Interest rate swaps [Abstract]
Inception date	Feb. 28, 2013
Maturity date	Dec. 21, 2017
Notional principal		$ 33,250
Notional principal, at maturity		$ 32,142
Fixed Interest Rate | Rate	0.81%	0.81%
Designated as Hedging Instrument [Member] | Interest Rate Swap 11 [Member]
Interest rate swaps [Abstract]
Inception date	Mar. 04, 2013
Maturity date	Apr. 25, 2023
Notional principal		$ 100,000
Notional principal, at maturity		$ 100,000
Fixed Interest Rate | Rate	1.85%	1.85%
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract 3 [Member]
Interest rate swaps [Abstract]
Inception date	Mar. 05, 2014
Maturity date	Mar. 19, 2019
Notional principal		$ 151,008
Notional principal, at maturity		$ 900,000
Fixed Interest Rate | Rate	6.03%	6.03%
Designated as Hedging Instrument [Member] | Interest Rate Swap 14 [Member]
Interest rate swaps [Abstract]
Inception date	Dec. 28, 2016
Maturity date	Dec. 29, 2021
Notional principal		$ 105,188
Notional principal, at maturity		$ 70,125
Fixed Interest Rate | Rate	1.86%	1.86%
Designated as Hedging Instrument [Member] | Interest Rate Swap 15 [Member]
Interest rate swaps [Abstract]
Inception date	Jan. 06, 2017
Maturity date	Jan. 06, 2022
Notional principal		$ 108,375
Notional principal, at maturity		$ 70,125
Fixed Interest Rate | Rate	1.56%	1.56%
Designated as Hedging Instrument [Member] | Interest Rate Swap 16 [Member]
Interest rate swaps [Abstract]
Inception date	Sep. 21, 2015
Maturity date	Mar. 19, 2022
Notional principal		$ 30,333
Notional principal, at maturity		$ 19,413
Fixed Interest Rate | Rate	1.67%	1.67%
Designated as Hedging Instrument [Member] | Interest Rate Swap 17 [Member]
Interest rate swaps [Abstract]
Inception date	Feb. 23, 2016
Maturity date	Feb. 04, 2021
Notional principal		$ 193,594
Notional principal, at maturity		149,844
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative, Fair value [Abstract]
Total derivative instruments - long-term assets		843		1,502
Total derivative instruments - short-term liabilities		238		0
Total derivative instruments - long-term liabilities		1,544		1,388
Not Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract [Member]
Derivative, Fair value [Abstract]
Total derivative instruments - short-term liabilities		25,732		2,208
Not Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Swap [Member]
Derivative, Fair value [Abstract]
Total derivative instruments - long-term liabilities		$ 7,445		$ 8,218
Minimum [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap 3 [Member]
Interest rate swaps [Abstract]
Fixed Interest Rate | Rate	4.05%	4.05%
Minimum [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap 17 [Member]
Interest rate swaps [Abstract]
Fixed Interest Rate | Rate	1.0725%	1.0725%
Maximum [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap 3 [Member]
Interest rate swaps [Abstract]
Fixed Interest Rate | Rate	4.15%	4.15%
Maximum [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap 4 [Member]
Interest rate swaps [Abstract]
Fixed Interest Rate | Rate	2.80%	2.80%
Maximum [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap 5 [Member]
Interest rate swaps [Abstract]
Fixed Interest Rate | Rate	2.58%	2.58%
Maximum [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap 6 [Member]
Interest rate swaps [Abstract]
Fixed Interest Rate | Rate	2.93%	2.93%
Maximum [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap 8 [Member]
Interest rate swaps [Abstract]
Fixed Interest Rate | Rate	1.85%	1.85%
Maximum [Member] | Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract Two [Member]
Interest rate swaps [Abstract]
Fixed Interest Rate | Rate	6.23%	6.23%
Maximum [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap 10 [Member]
Interest rate swaps [Abstract]
Fixed Interest Rate | Rate	0.82%	0.82%
Maximum [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap 11 [Member]
Interest rate swaps [Abstract]
Fixed Interest Rate | Rate	1.97%	1.97%
Maximum [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap 14 [Member]
Interest rate swaps [Abstract]
Fixed Interest Rate | Rate	3.33%	3.33%
Maximum [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap 15 [Member]
Interest rate swaps [Abstract]
Fixed Interest Rate | Rate	3.09%	3.09%
Maximum [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap 17 [Member]
Interest rate swaps [Abstract]
Fixed Interest Rate | Rate	1.2625%	1.2625%
Senior Unsecured Convertible Bonds Due 2018 [Member]
Interest rate swaps [Abstract]
Debt Instrument, Interest Rate, Stated Percentage | Rate	3.25%	3.25%